S000099941 [Member] Expense Example - iShares Broad USD Floating Rate Loan ETF - iShares Broad USD Floating Rate Loan ETF	Jan. 07, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	$ 128